Shareholders' capital - Schedule of Common Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common Shares Rollforward
Beginning balance (in shares)	767,343,863	689,271,039
Settlement of Purchase contracts (in shares)	0	76,909,700
Exercise of share-based awards (in shares)	1,007,556	1,162,653
Conversion of convertible debentures (in shares)	0	471
NumberOfAuthorizedSharesNotDisclosed	true
CommonStockSharesIssuedNotDisclosed	true
Ending balance (in shares)	768,351,419	767,343,863